Impairment of non-financial assets	12 Months Ended
Mar. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of non-financial assets
12.	Impairment of non-financial assets
There were no material impairment losses for the fiscal years ended March 31, 2022, 2023 and 2024.